JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — 81.3%(a)
Aerospace & Defense — 1.6%
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.85%, 10/4/2024(b)	5,692	5,040
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 6/9/2023(b)	14,281	14,281

		19,321

Air Freight & Logistics — 0.2%
XPO Logistics, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.70%, 2/24/2025(b)	2,098	2,102

Airlines — 1.0%
American Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.77%, 12/14/2023(b)	6,168	6,167
WestJet Airlines Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 3 Month + 3.00%), 3.00%, 8/7/2026(b)(c)	5,210	5,237

		11,404

Auto Components — 0.7%
Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.25%; ICE LIBOR USD 3 Month + 4.25%), 6.11%, 4/25/2024(b)(c)	3,200	3,192
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.10%, 5/16/2024(b)	4,716	4,653

		7,845

Automobiles — 0.7%
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 8/14/2024(b)	8,313	8,271

Building Products — 0.6%
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.00%, 7/31/2026(b)	1,808	1,818
Continental Building Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.70%, 8/18/2023(b)	2,868	2,873
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.70%, 11/21/2024(b)	2,864	2,871

		7,562

Chemicals — 3.0%
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 3.85%, 6/1/2024(b)	6,982	6,984
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 4/1/2024(b)	6,267	6,246
Momentive Performance, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.96%, 5/15/2024(b)	6,263	6,181
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.27%, 5/1/2025(b)	3,435	3,135
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 9.52%, 5/1/2026(b)	2,205	2,097
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.70%, 9/6/2024(b)	6,859	6,814
Tronox Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 4.61%, 9/23/2024(b)	4,346	4,336

		35,793

Commercial Services & Supplies — 1.1%
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.03%, 9/23/2026(b)	12,973	12,824

Communications Equipment — 1.8%
API Group Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.53%, 10/1/2026(b)	5,781	5,806
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.02%, 12/15/2024(b)	5,847	5,566
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 4/6/2026(b)	6,837	6,784
Lumentum Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 12/10/2025(b)	567	569
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 7/2/2025(b)	2,590	2,447

		21,172

Construction & Engineering — 0.6%
Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.96%, 7/24/2026(b)	6,896	6,906

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Containers & Packaging — 2.3%
Berry Global, Inc., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 3.76%, 10/1/2022(b)	677	679
Berry Global, Inc., 1st Lien Term Loan X (ICE LIBOR USD 1 Month + 2.00%), 3.76%, 1/19/2024(b)	1,698	1,703
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.23%, 4/3/2024(b)	5,651	5,537
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 5/22/2024(b)	6,037	5,984
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 2/5/2023(b)	7,388	7,398
Ring Container Technologies LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 10/31/2024(b)	1,764	1,758
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.35%, 1/30/2021(b)	3,919	3,775

		26,834

Diversified Consumer Services — 1.5%
Allied Universal Holdco LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.51%, 7/10/2026(b)	2,918	2,905
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.96%, 8/24/2026(b)	5,895	5,875
Ensemble RCM, LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.66%, 8/3/2026(b)	2,599	2,601
St George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.21%, 7/17/2025(b)	6,308	6,327

		17,708

Diversified Financial Services — 1.1%
CVS Holdings I LP, Delayed Draw Term Loan (3-MONTH UNFND + 2.13%), 1.28%, 8/31/2026(b)	153	152
Ineos Enterprises Group Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.12%, 8/28/2026(b)(c)	4,820	4,814
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 8.70%, 3/21/2025(b)	1,596	1,596
Telenet Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.02%, 8/15/2026(b)	6,245	6,238

		12,800

Diversified Telecommunication Services — 7.6%
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 1/31/2025(b)	23,792	23,778
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 10/2/2024(b)(c)	11,941	11,908
Dawn Acquisition LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.85%, 12/31/2025(b)(c)	3,195	2,969
Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.25%, 2/19/2026(b)	5,619	5,407
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 5/16/2024(b)	11,428	11,408
Intelsat Jackson Holdings, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.68%, 11/27/2023(b)	24,000	23,610
Iridium Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.45%, 11/4/2026(b)	950	959
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.20%, 11/1/2024(b)	3,692	2,663
Securus Technologies Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.25%), 9.95%, 11/1/2025(b)	1,153	524
Windstream Corp., 1st Lien Term Loan B (1-MONTH PRIME + 5.00%), 9.75%, 3/29/2021(b)	6,318	5,993

		89,219

Electric Utilities — 1.5%
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 1/15/2025(b)	4,180	4,187
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.60%, 2/16/2026(b)	3,776	3,776

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.45%, 12/13/2025(b)(c)	3,091	2,926
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.02%, 5/2/2025(b)	3,045	2,558
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.45%, 1/30/2024(b)	3,860	3,453
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 5.45%, 1/30/2024(b)	218	195

		17,095

Electrical Equipment — 1.9%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.20%, 8/1/2025(b)	10,094	10,086
Cortes NP Acquisition Corp., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.93%, 11/30/2023(b)	12,297	12,005

		22,091

Electronic Equipment, Instruments & Components — 0.5%
II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.21%, 5/8/2026(b)	2,473	2,475
VeriFone Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 5.90%, 8/20/2025(b)	3,264	3,145

		5,620

Entertainment — 0.7%
AMC Entertainment Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.00%), 5.23%, 4/22/2026(b)	6,256	6,278
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.21%, 5/8/2025(b)	1,595	1,591

		7,869

Equity Real Estate Investment Trusts (REITs) — 1.1%
ESH Hospitality, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.70%, 9/18/2026(b)	29	29
GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 8/27/2025(b)	13,456	13,273

		13,302

Food & Staples Retailing — 2.4%
Albertson’s LLC, 1st Lien Term Loan B-7 (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 11/17/2025(b)	3,803	3,826
Albertson’s LLC, 1st Lien Term Loan B-8 (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 8/17/2026(b)	12,101	12,173
BJ’s Wholesale Club, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.51%, 2/3/2024(b)	3,254	3,259
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.10%, 12/5/2023(b)	13,099	4,650
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.95%, 10/22/2025(b)(c)	5,904	4,854

		28,762

Food Products — 3.5%
Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 5.73%, 7/7/2024(b)(c)	2,700	2,714
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 10/10/2026(b)	1,956	1,967
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.46%, 4/6/2024(b)	17,535	17,306
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 5.39%, 5/23/2025(b)	5,586	5,174
Hostess Brands LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.25%), 4.11%, 8/3/2025(b)	2,693	2,688
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 5/1/2026(b)(c)	10,700	10,741

		40,590

Health Care Providers & Services — 5.3%
CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 6/7/2023(b)	9,971	9,981
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.95%, 7/31/2026(b)	2,876	2,851
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.45%, 10/10/2025(b)	7,728	6,057

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.85%, 6/7/2023(b)	12,834	12,260
NVA Holdings, Inc., 1st Lien Term Loan B (3-MONTH PRIME + 1.75%), 6.50%, 2/2/2025(b)	14,384	14,369
Pearl Intermediate Parent LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 4.45%, 2/14/2025(b)	4,226	4,103
(ICE LIBOR USD 1 Month + 3.25%), 4.95%, 2/14/2025(b)	763	748
Pearl Intermediate Parent LLC, Delayed Draw (ICE LIBOR USD 1 Month + 2.75%), 4.79%, 2/14/2025(b)	1,291	1,253
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 2/6/2024(b)(c)	11,889	8,348
Tivity Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.95%, 3/6/2026(b)(c)	2,493	2,493

		62,463

Hotels, Restaurants & Leisure — 5.6%
1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 1.75%), 3.45%, 11/19/2026(b)	11,412	11,406
CEOC LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.70%, 10/7/2024(b)	8,461	8,468
Club Corp Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.85%, 9/18/2024(b)	3,540	3,227
Equinox Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 3/8/2024(b)	6,677	6,652
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.10%, 12/1/2023(b)	10,562	10,410
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 4.68%, 10/4/2023(b)	7,400	7,395
Hanjin International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 10/19/2020(b)(c)	5,937	5,855
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 5.22%, 2/5/2025(b)	11,288	11,283
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.03%, 8/2/2026(b)	1,410	1,414

		66,110

Household Products — 0.8%
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.20%, 9/26/2024(b)	7,128	6,617
Kronos Acquisition Intermediate Inc., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 4.00%), 5.70%, 5/15/2023(b)(c)	3,270	3,145

		9,762

Independent Power and Renewable Electricity Producers — 0.5%
ExGen Renewables IV LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.91%, 11/28/2024(b)	3,563	3,421
Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.20%, 8/28/2025(b)	2,945	2,968

		6,389

Insurance — 1.4%
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.20%, 8/4/2025(b)	2,444	2,462
Asurion LLC, Term Loan B-6 (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 11/3/2023(b)(c)	3,159	3,161
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 11/3/2024(b)	6,581	6,586
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 4.94%, 4/25/2025(b)	3,899	3,843

		16,052

Internet & Direct Marketing Retail — 0.5%
Go Daddy Group, Inc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.45%, 2/15/2024(b)(c)	6,250	6,276

IT Services — 1.4%
Carbonite, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 5.68%, 3/26/2026(b)	2,414	2,417

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 6.70%, 2/6/2026(b)	2,486	2,498
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 6.50%), 8.85%, 7/12/2023(b)	5,671	2,174
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.90%, 11/3/2023(b)	6,934	6,494
Web.Com Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.51%, 10/10/2025(b)	3,054	2,999

		16,582

Leisure Products — 1.1%
Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 2/1/2024(b)	6,416	6,366
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.10%, 5/15/2022‡(b)	5,143	5,115
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(b)(d)	21,042	—	(e)
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.51%, 2/14/2025(b)	1,832	1,814

		13,295

Life Sciences Tools & Services — 0.3%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 8/30/2024(b)	3,843	3,792

Machinery — 0.8%
Hillman Group, Inc., Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.70%, 5/16/2025(b)(c)	3,000	2,854
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 3/28/2025(b)(c)	3,000	2,867
Zodiac Pool Solutions LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 3.95%, 7/2/2025(b)	3,455	3,463

		9,184

Media — 10.9%
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.52%, 7/15/2025(b)(c)	6,278	6,115
Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.47%, 1/31/2026(b)	1,053	1,026
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 11/18/2024(b)	3,283	3,299
Cineworld Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.25%), 3.95%, 2/28/2025(b)	4,927	4,907
Clear Channel Outdoor Holdings Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.20%, 8/21/2026(b)	12,400	12,433
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.02%, 7/17/2025(b)	6,807	6,782
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.02%, 1/15/2026(b)	20,145	20,084
Cumulus Media New Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.45%, 3/31/2026(b)(c)	4,720	4,743
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.50%, 10/10/2025(b)	6,190	6,177
Gray Television, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 4.03%, 2/7/2024(b)	1,120	1,120
(ICE LIBOR USD 1 Month + 2.50%), 4.28%, 1/2/2026(b)	5,526	5,543
Hoya Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.20%, 6/30/2024(b)	6,474	6,301
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.78%, 5/1/2026(b)	9,219	9,273
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 1/31/2025(b)	4,732	4,754
Midcontinent Communications., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.01%, 8/15/2026(b)	1,947	1,958
Mission Broadcasting, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 4.03%, 1/17/2024(b)	351	352

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Nexstar Broadcasting Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.95%, 1/17/2024(b)	1,768	1,769
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 9/18/2026(b)	7,894	7,924
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.69%), 5.45%, 1/31/2026(b)	7,907	7,805
Red Ventures LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 11/8/2024(b)	2,745	2,741
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.10%, 9/25/2026(b)	3,215	2,894
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.96%, 4/29/2026(b)	9,150	9,190
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 3/15/2024(b)	795	778

		127,968

Metals & Mining — 0.5%
Aleris International, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 6.45%, 2/27/2023(b)	5,678	5,673

Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC, Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.27%, 10/25/2023(b)	2,364	1,715

Oil, Gas & Consumable Fuels — 4.0%
Blackstone CQP Holdco LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.66%, 9/30/2024(b)	4,294	4,287
Buckeye Partners LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.53%, 11/1/2026(b)	2,398	2,416
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 6.45%, 12/31/2022(b)	2,977	2,497
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 7.00%), 8.79%, 8/1/2023(b)	3,370	3,404
EG Group Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.10%, 2/7/2025(b)	970	943
Euro Garages Finco Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.10%, 2/7/2025(b)	766	745
Grizzly Acquisitions Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.35%, 10/1/2025(b)	2,702	2,657
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 7.16%, 8/25/2023(b)	7,172	5,400
HFOTCO LLC, 1st Lien Term Loan B (3-MONTH PRIME + 1.75%), 7.00%, 6/26/2025(b)	2,542	2,539
Kestrel Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.96%, 6/2/2025(b)	3,525	3,173
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 10/30/2024(b)	2,893	2,720
Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 9/29/2025(b)	3,320	3,318
Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.70%, 5/22/2026(b)	3,741	3,526
Prairie ECI Acquiror LP, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 6.85%, 3/11/2026(b)	2,375	2,274
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.70%, 4/12/2024(b)(c)	11,792	6,951

		46,850

Pharmaceuticals — 4.0%
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (1 Week LIBOR + 5.50%), 7.10%, 9/6/2024(b)	17,833	16,526
Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.00%, 4/29/2024(b)	4,227	3,886
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.77%, 6/2/2025(b)	26,754	26,863

		47,275

Real Estate Management & Development — 0.7%
CityCenter Holdings LLC, Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 4.04%, 4/18/2024(b)	8,251	8,262

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Road & Rail — 0.7%
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.50%), 2.50%, 11/6/2026(b)(c)	2,374	2,390
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.46%, 6/30/2023(b)	6,162	6,178

		8,568

Software — 2.4%
Access Information, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.54%, 2/27/2025(b)	3,041	2,969
Applied Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.10%, 9/19/2024(b)(c)	2,970	2,957
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 7/12/2024(b)(c)	3,085	3,085
Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.16%, 2/12/2025(b)	2,545	2,548
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 12/1/2023(b)	4,342	4,321
Landesk Software Group, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 10.76%, 1/20/2025(b)	830	815
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.70%, 6/13/2024(b)	3,152	3,079
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.20%, 6/1/2026(b)(c)	330	327
Qlik Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.49%, 4/26/2024(b)	3,481	3,443
Salient CRGT, Inc., Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 8.20%, 2/28/2022(b)	2,165	1,991
The Ultimate Software Group, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.45%, 5/4/2026(b)	2,405	2,416

		27,951

Specialty Retail — 2.7%
At Home Holding III, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.43%, 6/3/2022(b)	2,838	2,554
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038‡(b)(f)	1,383	2,352
Digicert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.70%, 10/16/2026(b)	3,210	3,184
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.77%, 3/11/2022(b)	8,405	8,178
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.78%, 4/16/2026(b)(c)	16,173	15,956

		32,224

Technology Hardware, Storage & Peripherals — 0.8%
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.18%, 5/16/2025(b)	5,158	5,129
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 10.18%, 5/18/2026(b)	1,089	1,066
Radiate Holdco LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 2/1/2024(b)	2,776	2,756

		8,951

Textiles, Apparel & Luxury Goods — 0.2%
Samsonite IP Holdings SARL, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 1 Month + 1.75%), 3.45%, 4/25/2025(b)	1,784	1,764

Wireless Telecommunication Services — 1.2%
Sprint Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.25%, 2/2/2024(b)	9,989	9,876
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 5.00%), 6.85%, 3/9/2023(b)(c)	3,289	2,909
Syniverse Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 2 Month + 9.00%), 10.85%, 3/11/2024(b)	1,175	807

		13,592

TOTAL LOAN ASSIGNMENTS (Cost $990,374)		955,788

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 13.7%
Aerospace & Defense — 0.2%
Bombardier, Inc. (Canada) 6.13%, 1/15/2023(g)	2,000	2,028

Air Freight & Logistics — 0.7%
XPO Logistics, Inc.
6.13%, 9/1/2023(g)	1,800	1,858
6.75%, 8/15/2024(g)	5,520	5,987

		7,845

Airlines — 0.2%
American Airlines Group, Inc. 5.00%, 6/1/2022(g)	2,505	2,617

Auto Components — 1.1%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	6,444	6,525
Icahn Enterprises LP 6.75%, 2/1/2024	6,250	6,500

		13,025

Commercial Services & Supplies — 1.2%
ACCO Brands Corp. 5.25%, 12/15/2024(g)	238	247
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.77%, 12/21/2065(b)(g)	6,745	5,244
Nielsen Finance LLC 5.00%, 4/15/2022(g)	4,000	4,025
Pitney Bowes, Inc. 5.20%, 4/1/2023(h)	4,485	4,491

		14,007

Communications Equipment — 0.3%
Plantronics, Inc. 5.50%, 5/31/2023(g)	4,200	3,951

Construction & Engineering — 0.1%
MasTec, Inc. 4.88%, 3/15/2023	1,500	1,519

Consumer Finance — 0.5%
Springleaf Finance Corp. 6.13%, 3/15/2024	5,930	6,493

Containers & Packaging — 0.2%
Ardagh Packaging Finance plc (Ireland) 6.00%, 2/15/2025(g)	2,000	2,100

Electric Utilities — 0.0%(i)
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020‡(d)	75,000	38

Electronic Equipment, Instruments & Components — 0.5%
CDW LLC 5.50%, 12/1/2024	4,000	4,412
Ingram Micro, Inc. 5.00%, 8/10/2022	1,400	1,430

		5,842

Energy Equipment & Services — 0.2%
Transocean Proteus Ltd. 6.25%, 12/1/2024(g)(j)	2,450	2,475

Equity Real Estate Investment Trusts (REITs) — 0.5%
HAT Holdings I LLC 5.25%, 7/15/2024(g)	1,200	1,267
Iron Mountain, Inc. 5.75%, 8/15/2024	4,360	4,418

		5,685

Food Products — 0.2%
JBS USA LUX SA 5.88%, 7/15/2024(g)	2,000	2,056

Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	2,870	2,924
HCA Healthcare, Inc. 6.25%, 2/15/2021	2,000	2,095
HCA, Inc. 5.88%, 5/1/2023	3,000	3,307
Tenet Healthcare Corp. 4.63%, 7/15/2024	3,223	3,336

		11,662

Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada) 4.25%, 5/15/2024(g)	3,000	3,067
CCM Merger, Inc. 6.00%, 3/15/2022(g)	732	747
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(g)	1,511	1,583
Six Flags Entertainment Corp. 4.88%, 7/31/2024(g)	1,268	1,312

		6,709

Household Durables — 0.4%
Newell Brands, Inc. 3.85%, 4/1/2023(h)	2,975	3,069
Tempur Sealy International, Inc. 5.63%, 10/15/2023	2,000	2,060

		5,129

Household Products — 0.2%
Spectrum Brands, Inc. 6.13%, 12/15/2024	2,000	2,065

Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC 5.38%, 8/15/2024(j)	2,500	2,562

IT Services — 0.0%(i)
Zayo Group LLC 6.00%, 4/1/2023	485	497

Leisure Products — 0.6%
Mattel, Inc. 3.15%, 3/15/2023	7,000	6,825

Machinery — 0.3%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023(g)	1,500	1,549
Colfax Corp. 6.00%, 2/15/2024(g)	2,000	2,120

		3,669

Media — 0.9%
Cinemark USA, Inc. 4.88%, 6/1/2023(j)	1,279	1,298
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024(g)	3,082	3,395
Gray Television, Inc. 5.13%, 10/15/2024(g)(j)	2,000	2,075
Sirius XM Radio, Inc. 4.63%, 7/15/2024(g)	4,250	4,452

		11,220

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Metals & Mining — 0.1%
AK Steel Corp. 7.63%, 10/1/2021	500	496
Allegheny Technologies, Inc. 5.95%, 1/15/2021	250	260
Freeport-McMoRan, Inc. 3.88%, 3/15/2023	250	255

		1,011

Oil, Gas & Consumable Fuels — 1.1%
Aker BP ASA (Norway) 5.88%, 3/31/2025(g)(j)	3,237	3,415
DCP Midstream Operating LP 3.88%, 3/15/2023	250	254
Ithaca Energy North Sea plc (United Kingdom) 9.38%, 7/15/2024(g)	1,599	1,643
PBF Logistics LP 6.88%, 5/15/2023	500	515
Peabody Energy Corp. 6.00%, 3/31/2022(g)	500	488
SemGroup Corp. 5.63%, 7/15/2022	500	504
Summit Midstream Holdings LLC 5.50%, 8/15/2022	500	432
Sunoco LP 4.88%, 1/15/2023	250	256
Targa Resources Partners LP 5.25%, 5/1/2023	250	252
TerraForm Power Operating LLC 4.25%, 1/31/2023(g)	4,709	4,789

		12,548

Pharmaceuticals — 0.4%
Bausch Health Cos., Inc. 7.00%, 3/15/2024(g)(j)	5,000	5,231

Professional Services — 0.2%
AMN Healthcare, Inc. 5.13%, 10/1/2024(g)	2,000	2,065

Road & Rail — 0.1%
Avis Budget Car Rental LLC 5.50%, 4/1/2023	1,159	1,178

Technology Hardware, Storage & Peripherals — 0.4%
EMC Corp. 3.38%, 6/1/2023(j)	4,350	4,391

Thrifts & Mortgage Finance — 0.1%
Nationstar Mortgage LLC 6.50%, 6/1/2022	1,368	1,371

Wireless Telecommunication Services — 1.2%
Sprint Corp. 7.88%, 9/15/2023	12,650	13,907
T-Mobile USA, Inc. 4.00%, 4/15/2022‡	3,334	—

		13,907

TOTAL CORPORATE BONDS (Cost $158,716)		161,721

	Shares (000)
COMMON STOCKS — 0.3%
Aerospace & Defense — 0.0%(i)
Remington Outdoor Co., Inc.*‡	419	460

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.*	369	915
iHeartMedia, Inc., Class A*(j)	18	284

		1,199

Oil, Gas & Consumable Fuels — 0.1%
Southcross Holdco Equity*‡	1	521

Specialty Retail — 0.1%
Claire’s Stores, Inc.*‡	3	1,694

TOTAL COMMON STOCKS (Cost $10,134)		3,874

PREFERRED STOCKS — 0.3%
Specialty Retail — 0.3%
Claire’s Stores, Inc.*‡ (Cost $1,124)	2	3,213

	No. of Warrants (000)
WARRANTS — 0.2%
Wireless Telecommunication Services — 0.2%
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡ (Cost $2,479)	138	2,008

	No. of Rights (000)
RIGHTS — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $ — )	1,250	1,119

	Shares (000)
SHORT-TERM INVESTMENTS — 4.3%
INVESTMENT COMPANIES — 4.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53%(k)(l) (Cost $49,461)	49,461	49,461

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 1.84%(k)(l)	1,000	1,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(k)(l)	266	266

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $1,266)		1,266

TOTAL SHORT-TERM INVESTMENTS (Cost $50,727)		50,727

Total Investments — 100.2% (Cost $1,213,554)		1,178,450
Liabilities in Excess of Other Assets — (0.2)%		(2,242)

Net Assets — 100.0%		1,176,208

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	United States Dollar
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(c)	All or a portion of this security is unsettled as of November 30, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)	Fund is subject to legal or contractual restrictions on the resale of the security.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(i)	Amount rounds to less than 0.1% of net assets.
(j)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is approximately $1,221,000.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Electric Utilities	$—	$—	$38		$38
Wireless Telecommunication Services	—	13,907	—	(a)	13,907
Other Corporate Bonds	—	147,776	—		147,776

Total Corporate Bonds	—	161,683	38		161,721

Common Stocks
Aerospace & Defense	—	—	460		460
Oil, Gas & Consumable Fuels	—	—	521		521
Specialty Retail	—	—	1,694		1,694
Other Common Stocks	1,199	—	—		1,199

Total Common Stocks	1,199	—	2,675		3,874

Loan Assignments
Leisure Products	—	8,180	5,115		13,295
Specialty Retail	—	29,872	2,352		32,224
Other Loan Assignments	—	910,269	—		910,269

Total Loan Assignments	—	948,321	7,467		955,788

Preferred Stocks	—	—	3,213		3,213
Rights	—	—	1,119		1,119
Warrants	—	—	2,008		2,008
Short-Term Investments
Investment Companies	49,461	—	—		49,461
Investment of cash collateral from securities loaned	1,266	—	—		1,266

Total Short-Term Investments	50,727	—	—		50,727

Total Investments in Securities	$51,926	$1,110,004	$16,520	*	$1,178,450

(a)	Value is zero.
*

Level 3 securities are valued by brokers and pricing services. At November 30, 2019, the value of these securities was approximately $16,520,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Common Stocks - Aerospace & Defense	$733		$—	$(273)	$—	$—	$—	$—	$—	$460
Common Stocks - Oil, Gas & Consumable Fuels	767		—	(246)	—	—	—	—	—	521
Common Stocks - Specialty Retail	2,694		—	(1,000)	—	—	—	—	—	1,694
Corporate Bonds - Electric Utilities	225		—	(187)	—	—	—	—	—	38
Corporate Bonds - Wireless Telecommunication Services	—	(a)	—	—	—	—	—	—	—	—	(a)
Loan Assignments - Leisure Products	4,704		—	—	—	411	—	—	—	5,115
Loan Assignments - Specialty Retail	2,075		—	277	—	—	—	—	—	2,352
Preferred Stocks - Specialty Retail	3,019		—	194	—	—	—	—	—	3,213
Rights - Independent Power and Renewable Electricity Producers	969		—	150	—	—	—	—	—	1,119
Warrants - Wireless Telecommunication Services	—		—	(471)	—	2,479	—	—	—	2,008

Total	$15,186		$—	$(1,556)	$—	$2,890	$—	$—	$—	$16,520

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $(1,556,000).

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 1.84% (a)(b)	$—	$13,000	$12,000	$—	$—	$1,000	1,000	$26	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59% (a)(b)	6,824	67,160	73,718	—	—	266	266	54	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53% (a)(b)	162,036	705,498	818,073	—	—	49,461	49,461	1,290	—

Total	$168,860	$785,658	$903,791	$—	$—	$50,727		$1,370	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.